Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Changes in Carrying Amount of Goodwill

	Corporate and Other	Generation & Marketing	AEP Consolidated
	(in millions)
Balance as of December 31, 2017	$37.1	$15.4	$52.5
Impairment Losses	—	—	—
Balance as of December 31, 2018	37.1	15.4	52.5
Impairment Losses	—	—	—
Balance as of December 31, 2019	$37.1	$15.4	$52.5